Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2025
Financial Risk Management [Abstract]
Schedule of Exposure to Foreign Currency Risk

The group’s exposure to foreign currency risk at the end of the reporting year and period, respectively, expressed in Australian dollar, was as follows:

	30 June 2025			30 June 2024
	USD $	EUR $	GBP $	USD $	EUR $	GBP $
Cash and cash equivalents	2,994,099	-	-	81,994	-	-
Trade payables	5,482,682	57,987	231,930	4,797,514	239,562	265,561
Total exposure	8,476,781	57,987	231,930	4,879,508	239,562	265,561

Schedule of Impact of Foreign Currency Risk
	Impact on post-tax loss		Impact on other components of equity
	2025 $	2024 $	2025 $	2024 $
USD/AUD exchange rate - change by 4.6% (2024: 4.8%)*	389,932	234,216	-	-
EUR/AUD exchange rate - change by 5.3% (2024: 3.5%)*	3,073	8,385	-	-
GBP/AUD exchange rate - change by 4.8% (2024: 3.1%)*	11,133	8,232	-	-

*	Holding all other variables constant

Schedule of Exposure to Interest Rate Risk

The group’s exposure to interest rate risk at the end of the reporting year and period, respectively, expressed in Australian dollars, was as follows:

	30 June 2025 $	30 June 2024 $
Financial instruments with cash flow risk
Cash and cash equivalents	29,116,835	18,575,040
Other financial assets	-	40,000
	29,116,835	18,615,040

Schedule of Impact of Interest Rate Risk

The group’s exposure to interest rate risk at the end of the reporting year and period, respectively, expressed in Australian dollars, was as follows:

	Impact on post-tax loss		Impact on other components of equity
	2025 $	2024 $	2025 $	2024 $
Interest rates - change by 609 basis points (2024: 467 basis points)*	1,772,766	869,322	-	-

*	Holding all other variables constant

Schedule of Maturities of Financial Liabilities

The tables below analyze the group’s financial liabilities into relevant maturity groupings based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cash flows.

Contractual maturities of financial liabilities	Less than 6 months	6 - 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amount liabilities
At 30 June 2025	$	$	$	$	$	$	$
Trade payables	9,340,993	-	-	-	-	9,340,993	9,340,993
Other financial liabilities	1,363,259	2,058,078	8,039,178	11,585,395	9,052,414	32,098,324	32,098,324
Total non-derivatives	10,704,252	2,058,078	8,039,178	11,585,395	9,052,414	41,439,317	41,439,317

At 30 June 2024

Trade payables	10,856,793	-	-	-	-	10,856,793	10,856,793
Other financial liabilities	3,865,546	-	12,930,425	7,086,496	9,544,011	33,426,478	33,426,478
Total	14,722,339	-	12,930,425	7,086,496	9,544,011	44,283,271	44,283,271